Summary of Significant Accounting Policies - Schedule of Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Jun. 30, 2024
Storage [Member]
Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	20 years
Machinery and equipment [Member] | Bottom of Range [Member]
Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	10 years
Machinery and equipment [Member] | Top of Range [Member]
Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	20 years
Vehicles [Member]
Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	5 years
Furniture [Member]
Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	10 years
Computer equipment [Member] | Bottom of Range [Member]
Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	3 years
Computer equipment [Member] | Top of Range [Member]
Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	5 years